United States Securities and Exchange Commission
Washington, DC n 20549 Form 13F Form
13F Cover Page Report for the Quarter Ended: June 30, 2001
Institutional Investment
Manager Filing this Report: Elliott and Associates 230 Fountain Square Bloomington, IN 47404
File Number: 028-04845 The institutional investment manager
filing this report and the Person
by whom it is signed hereby represent that the person
Signing the report is authorized to submit
it, that all Information contained herein is true, correct
 and complete, and That it is understood
that all required items, statements, Schedules, lists,
and tables, are considered integral parts of
This form. Person Signing the Report on Behalf
of Reporting Manager: Name: Julie Higgins
Title: VP Phone: 812-332-5259
Signature, Place, and Date of Signing: Julie Higgins
Bloomington, Indiana August 6, 2001
Report Type: 13F Holdings Report June 30, 2001
Current Current Description Symbol CUSIP Quantity Price Value
12:   Abercrombie & Fitch ANF 002896207
27,000 44.500 1,201,500.00 AES Corporation AES 00130H105 69,669 43.050
2,999,250.45 Amdocs DOX G02602103 25,300 53.850 1,362,405.00 American Home
Prod AHP 026609107 24,396 58.440 1,425,702.24 AOL Time Warner, Inc. AOL
00184A105 115,216 53.000 6,106,448.00 Applied Materials, Inc. AMAT 038222105
66,400 49.100 3,260,240.00 AT&T Wireless Group AWE 001957406 73,246 16.350
1,197,572.10 Banc One Corp Ohio ONE 06423A103 27,132 35.800 971,325.60 Bank of
New York BK 064057102 42,370 48.000 2,033,760.00 Bear Stearns Co. Inc. BSC
073902108 15,228 58.970 897,995.16 BP Amoco PLD ADR BP 055622104 159,113
49.850 7,931,807.96 Bristol Myers Squibb Co BMY 110122108 22,506 52.300
1,177,063.80 CBL & Associates CBL 124830100 7,500 30.690 230,175.00 Cendant
Corporation CD 151313103 97,170 19.500 1,894,822.70 Chevron Corporation CHV 166751107 4,000 90.500 362,000.00
Citigroup C 172967101 31,909 52.840 1,686,119.01
Citizens Utilities Co. CZN 177342201 10,149 12.030 122,092.47
Conagra Incorporated
CAG 205887102 28,500 19.810 564,585.00 Danaher Corporation DHR 235851102 34,500
56.000 1,932,000.00 Duke Realty Investments DRE 264411505 68,507 24.850
1,702,419.42 duPont deNemours DD 263534109 5,560 48.240 268,214.40
 Elan Corp PLC
ADR ELN 284131208 85,662 61.000 5,225,382.00 Electronic Data Systems EDS
285661104 20,800 62.500 1,300,000.00
Eli Lilly & Co. LLY 532457108 83,927 74.000
6,210,609.22 Enron Corporation ENE 293561106 59,250 49.000 2,903,250.00 Exxon
Mobile Corp. XOM 30231G102 24,849 87.350 2,170,588.10 Fannie Mae FNM
313586109 59,115 85.150 5,033,700.71
Flextronics Intl FLEX Y2573F102 34,100 26.110
890,351.00 Freddie Mac FRE 313400301 50,500 70.000 3,535,000.00 Gannett Company
Inc. GCI 364730101 3,700 65.900 243,830.00 Gap Inc. GPS 364760108 19,325 29.000
560,425.00 General Electric GE 369604103 139,970 48.750 6,823,576.63
Gilat Satellite
Netwks GILTF M51474100 28,800 12.000 345,600.00 Guidant Corporation GDT 401698105 6,200 36.000 223,200.00 Health Management HMA 421933102 117,900
21.040 2,480,616.00
Hugoton Royalty Trust HGT 444717102 18,000 12.560 226,080.00
Immunomedics IMMU 452907108 13,000 21.400 278,200.00 Interpublic Group IPG 460690100 20,400 29.350 598,740.00
Intl Business Mach IBM 459200101 41,469 113.000
4,686,086.64 J.P. Morgan Chase JPM 46625H100 62,033 44.600 2,766,671.80
 Kimberly-
Clark Corp. KMB 494368103 8,500 55.900 475,150.00 Lincoln National Corp LNC 534187109 23,600 51.750 1,221,300.00 Lowe's Co LOW 548661107 40,104 72.550
2,909,545.20 Medtronic Inc MDT 585055106 53,187 46.010 2,447,133.87
 Merck and Co
MRK 589331107 56,430 63.910 3,606,441.30 Merrill Lynch MER 590188108 46,100
59.250 2,731,425.00 MGIC Invt Corp MTG 552848103 12,200 72.640 886,268.82
Microsoft Corp MSFT 594918104 7,139 73.000 521,147.00 Nabors Industries NBR 629568106 7,900 37.200 293,880.00 Network Assoc NETA 640938106 14,100 12.450
175,545.00 Nextel Comm NXTL 65332V103 27,600 17.500 483,000.00 Noble Affiliates
Inc. NBL 654894104 5,800 35.350 205,030.00 Nokia Corporation NOK 654902204
74,697 22.040 1,646,321.88 Nortel Networks Corp NT 656568102 91,550 9.090
832,189.50 Oracle Corp ORCL 68389X105 182,728 19.000 3,471,832.00
 Pfizer Inc. PFE
717081103 158,426 40.050 6,344,961.30 Pharmacia Corp. PHA 71713U102 33,071
45.950 1,519,612.45 Qwest Comm. Intl Q 749121109 47,563 31.870 1,515,832.81
Repsol
S A ADR REP 76026T205 17,000 16.660 283,220.00 Royal Dutch Petrol RD 780257804
10,611 58.270 618,316.68 SBC Comm SBC 78387G103 11,541 40.060 462,352.06
Schlumberger SLB 806857108 4,200 52.650 221,130.00 Simon Property SPG 828806109
19,000 29.970 569,430.00 Staples SPLS 855030102 98,550 15.990 1,575,814.50 Sun
Microsystems Inc SUNW 866810104 145,056 15.720 2,280,280.32 Tellabs, Inc. TLAB
879664100 49,600 19.380 961,248.00 Texaco Inc TX 881694103 3,672 66.600
244,555.20 Texas Instruments TXN 882508104 123,380 31.500 3,886,475.52 Tyco
Internat'l LTD TYC 902124106 83,736 54.500 4,563,612.00 United Rentals Inc. URI
911363109 39,600 25.950 1,027,620.00 United Technologies UTX 913017109 36,558
73.260 2,678,239.08 Unocal Corp. UCL 915289102 86,000 34.150 2,936,900.00
 Viacom
Inc. Cl B VIAB 925524308 67,276 51.750 3,481,574.40 Wal Mart Stores WMT
931142103 80,366 48.800 3,921,860.80 Walt Disney DIS 254687106 36,546 28.890
1,055,813.94 Watson Pharmaceut WPI 942683103 6,700 61.640 412,988.00
Weatherford
Intl WFT 947074100 14,400 48.000 691,200.00 Williams Cos WMB 969457100 49,008
32.950 1,614,813.60 WorldCom Inc. WCOM 98155K102 70,850 14.200 1,006,070.00
Zixit Corporation ZIXI 98974P100 46,600 9.150 426,390.00